CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,859	$ 823
Accounts payable	2,124	2,364
Deferred revenue	14,630	7,328
Accrued expenses and other current liabilities	29,613	26,071
Income tax payable	10,417	7,481
Deferred tax liability-non-current	966	1,345
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	196,979,163	195,837,580
Ordinary shares, shares outstanding (in shares)	185,568,940	191,473,716
Consolidated Variable Interest Entities Without Recourse To The Parent Company
Accounts payable	2,124	2,358
Deferred revenue	26,230	23,944
Accrued expenses and other current liabilities	26,230	23,944
Income tax payable	10,082	7,394
Deferred tax liability-non-current	$ 862	$ 1,191